Shareholder Report, Average Annual Return (Details)	12 Months Ended	51 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000219342
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	7.02%
Without Sales Load [Member] | C000005524
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%		3.68%		3.76%
Without Sales Load [Member] | C000005525
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%		3.36%		3.47%
Without Sales Load [Member] | C000159675
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%		3.78%	4.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(1.82%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)	1.15%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	6.53%
Credit Suisse High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	6.82%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%		4.18%		4.29%
Credit Suisse High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%		4.10%		4.16%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%		4.18%		4.29%
Credit Suisse High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%		4.10%		4.16%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%		4.18%	5.16%
Credit Suisse High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%		4.10%	5.07%